Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
Capital Markets — 2.2%
S&P Global, Inc.	34,732	$ 17,297,578
		$ 17,297,578
Chemicals — 1.8%
Sherwin-Williams Co.	42,142	$ 14,325,330
		$ 14,325,330
Construction Materials — 3.7%
Martin Marietta Materials, Inc.	56,583	$ 29,225,120
		$ 29,225,120
Containers & Packaging — 1.0%
Ball Corp.	138,229	$ 7,620,565
		$ 7,620,565
Electrical Equipment — 2.4%
AMETEK, Inc.	106,105	$ 19,126,487
		$ 19,126,487
Electronic Equipment, Instruments & Components — 7.3%
CDW Corp.	194,566	$ 33,862,267
Trimble, Inc.(1)	341,694	24,144,098
		$ 58,006,365
Financial Services — 16.2%
Fiserv, Inc.(1)	333,212	$ 68,448,409
Global Payments, Inc.	285,655	32,010,499
Visa, Inc., Class A	87,167	27,548,259
		$128,007,167
Health Care Equipment & Supplies — 5.4%
STERIS PLC	107,209	$ 22,037,882
Teleflex, Inc.	116,806	20,789,132
		$ 42,827,014
Insurance — 12.8%
Markel Group, Inc.(1)	23,246	$ 40,127,943
White Mountains Insurance Group Ltd.	31,241	60,765,619
		$100,893,562
Security	Shares	Value
Interactive Media & Services — 7.3%
Alphabet, Inc., Class C	304,570	$ 58,002,311
		$ 58,002,311
IT Services — 12.0%
Gartner, Inc.(1)	83,477	$ 40,442,102
GoDaddy, Inc., Class A(1)	276,893	54,650,372
		$ 95,092,474
Life Sciences Tools & Services — 3.7%
Danaher Corp.	47,863	$ 10,986,952
Thermo Fisher Scientific, Inc.	35,268	18,347,471
		$ 29,334,423
Professional Services — 5.3%
Broadridge Financial Solutions, Inc.	37,382	$ 8,451,696
TransUnion	214,265	19,864,508
Verisk Analytics, Inc.	50,243	13,838,430
		$ 42,154,634
Software — 2.8%
Adobe, Inc.(1)	18,612	$ 8,276,384
Autodesk, Inc.(1)	45,488	13,444,888
		$ 21,721,272
Specialty Retail — 13.9%
O'Reilly Automotive, Inc.(1)	22,463	$ 26,636,625
Ross Stores, Inc.	219,036	33,133,576
TJX Cos., Inc.	416,356	50,299,968
		$110,070,169
Total Common Stocks (identified cost $347,363,920)		$773,704,471

Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	17,563,815	$ 17,563,815
Total Short-Term Investments (identified cost $17,563,815)		$ 17,563,815
Total Investments — 100.0% (identified cost $364,927,735)		$791,268,286
Other Assets, Less Liabilities — 0.0%(3)		$ 24,703
Net Assets — 100.0%		$791,292,989
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(3)	Amount is less than 0.05%.
The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $17,563,815, which represents 2.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,069,224	$36,561,504	$(35,066,913)	$ —	$ —	$17,563,815	$192,703	17,563,815
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$773,704,471*	$ —	$ —	$773,704,471
Short-Term Investments	17,563,815	—	—	17,563,815
Total Investments	$791,268,286	$ —	$ —	$791,268,286
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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